Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,685	$ 14,128
Less: Accumulated depreciation and amortization	(8,590)	(6,667)
Property and equipment, net	6,095	7,461
Laboratory and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,954	6,397
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	826	826
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,905	$ 6,905